CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net (loss) income	$ (30,363)	$ 122	$ (2,210)
Other comprehensive income (loss), net of tax: Change in cumulative foreign currency translation adjustments	(3,797)	4,983	3,162
Total comprehensive income (loss)	(34,160)	5,105	952
Comprehensive loss attributable to the non-controlling interest	2	2	8
Total comprehensive income (loss) attributable to Actions Semiconductor Co., Ltd. Shareholders	$ (34,158)	$ 5,107	$ 960